UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF OPERATING RESULTS - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Profit or loss [abstract]
Revenues	$ 11,235	$ 7,370	$ 21,064	$ 17,516
Direct operating costs	(9,996)	(6,285)	(18,432)	(15,186)
General and administrative expenses	(253)	(228)	(504)	(472)
Depreciation and amortization expense	(553)	(533)	(1,095)	(1,071)
Interest income (expense), net	(351)	(353)	(699)	(717)
Equity accounted income (loss), net	7	18	36	9
Impairment expense, net	0	(29)	(201)	(142)
Gain (loss) on acquisitions/dispositions, net	16	(4)	1,823	179
Other income (expense), net	(97)	149	(58)	(68)
Income (loss) before income tax	8	105	1,934	48
Income tax (expense) recovery
Current	(118)	(23)	(311)	(98)
Deferred	81	67	115	165
Net income (loss)	(29)	149	1,738	115
Attributable to:
Limited partners	(50)	(59)	231	(126)
Non-controlling interests attributable to:
Redemption-Exchange Units held by Brookfield Asset Management Inc.	(44)	(50)	205	(109)
Special Limited Partners	79	0	79	0
Interest of others in operating subsidiaries	(14)	258	1,223	350
Net income (loss)	$ (29)	$ 149	$ 1,738	$ 115
Basic and diluted earnings (loss) per limited partner unit (in usd per share)	$ (0.63)	$ (0.73)	$ 2.94	$ (1.57)